OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ 673	€ 581	€ 465
Metal price lag		(29)	187	(8)
Start-up and development costs		0	0	(5)
Share based compensation costs		(18)	(15)	(15)
(Losses) / gains on pension plan amendments		47	(32)	(2)
Depreciation and amortization		(287)	(267)	(259)
Impairment of assets		0	0	(43)
Restructuring costs		(1)	(3)	(13)
Unrealized (losses) / gains on derivatives		(46)	35	16
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net		(1)	1	1
Losses on disposal		(4)	(3)	(4)
Other		0	0	(8)
Income from operations		334	484	125
Finance costs - net		(131)	(167)	(159)
Income / (loss) before tax		203	317	(34)
Income tax benefit / (expense)		105	(55)	17
Net income / (loss)		308	262	(17)
Collective bargaining agreement, period	3 years
Losses reclassified from OCI as a result of hedge accounting discontinuation		0	0	6
OPEB
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
(Losses) / gains on pension plan amendments		49
Negative past service cost recorded to cancel gain originally recognized			31
COVID-19
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Procurement penalties and termination fees				2
Losses reclassified from OCI as a result of hedge accounting discontinuation				6
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		326	344	291
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		217	111	106
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		149	142	88
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ (19)	€ (16)	€ (20)